PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 29,	February 28,
	2012	2013
Prepaid rent	$3,988,593	$5,017,135
Prepayments to suppliers (1)	1,717,996	1,998,710
Interest receivable	631,510	1,505,973
Deed tax refund receivable (2)	—	1,235,622
Staff advances	559,793	654,003
Deposit with third parties	858,028	208,960
ADR receivable	368,711	207,000
Study cards receivable	312,944	122,055
Others	574,400	956,859
	$9,011,975	$11,906,317

(1)                                 Advance payments were primarily for advertising and purchases of property and equipment.

(2)                                 According to the Caishui [2001] No 156, Beijing Haidian School is entitled to enjoy the deed tax exemption on purchasing the buildings for educational services purpose. Deed tax refund receivable was recorded upon the confirmation and approval from related tax authority during the year ended February 28, 2013.